Regulatory Capital (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Regulatory Capital Position

The following table summarizes the Bank’s regulatory capital position as at October 31, 2020 and October 31, 2019.

Regulatory Capital Position[1]
(millions of Canadian dollars, except as noted)	As at
	October 31 2020	October 31 2019
Capital
Common Equity Tier 1 Capital	$62,616	$55,042
Tier 1 Capital	69,091	61,683
Total Capital	80,021	74,122
Risk-weighted assets used in the calculation of capital ratios	478,909	455,977
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	13.1%	12.1%
Tier 1 Capital ratio	14.4	13.5
Total Capital ratio	16.7	16.3

Leverage ratio	4.5	4.0
[1]	Includes capital adjustments provided by OSFI in response to the COVID-19 pandemic in the year ended October 31, 2020. Refer to “Capital Position” section of the MD&A for additional detail.